Document and Entity Information	May 04, 2023
Cover [Abstract]
Entity Registrant Name	BRUKER CORP
Amendment Flag	false
Entity Central Index Key	0001109354
Document Type	8-K
Document Period End Date	May 04, 2023
Entity Incorporation State Country Code	DE
Entity File Number	000-30833
Entity Tax Identification Number	04-3110160
Entity Address, Address Line One	40 Manning Road
Entity Address, City or Town	Billerica
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01821
City Area Code	978
Local Phone Number	663-3660
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	BRKR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false